UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISTA POINT ASSETS LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001802711

VISTA POINT SECURITIZATION TRUST 2025-CES2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Malloy, (949) 333-3326

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISTA POINT ASSETS LLC

Date: July 14, 2025	By:	/s/ Jim Malloy
	Name:	Jim Malloy
	Title:	Chief Operating Officer

EXHIBIT INDEX

Exhibit Number

99.1	Canopy Financial Technology Partners LLC (“Canopy”) Narrative

Schedule 1 - Canopy Rating Agency Grades Detail Report

Schedule 2 - Canopy Rating Agency Grades Summary Report

Schedule 3 - Canopy Valuation Report

Schedule 4 - Canopy Supplemental Data Extract Report

Schedule 5 - Canopy ATR QM Report

Schedule 6 - Canopy Data Compare Report

99.2	Clarifii LLC (“Clarifii”) Executive Summary

Schedule 1 - Clarifii ATR QM Report

Schedule 2 - Clarifii Data Compare Report

Schedule 3 - Clarifii Rating Agency Grades Detail Report

Schedule 4 - Clarifii Rating Agency Grades Summary Report

Schedule 5 - Clarifii Supplemental Data Extract Report

Schedule 6 - Clarifii Valuation Report

99.3	Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions (“Incenter”) Narrative

Schedule 1 - Incenter Exception Report

Schedule 2 - Incenter Rating Agency Grades Report

Schedule 3 - Incenter QM ATR Report

Schedule 4 - Incenter Final Tape Compare Report

Schedule 5 - Incenter Valuation Report

Schedule 6 - Incenter Supplemental Data Report

99.4	Infinity IPS, Inc. (“Infinity”) Executive Summary

Schedule 1 - Infinity Rating Agency Grades Summary Report

Schedule 2 - Infinity Rating Agency Grade Detail Report

Schedule 3 - Infinity Valuation Report

Schedule 4 - Infinity Data Compare Report

Schedule 5 - Infinity Supplemental Data Report

Schedule 6 - Infinity ATR QM Report

99.5	Maxwell Diligence Solutions, LLC (“Maxwell”) Executive Summary

Schedule 1 - Maxwell Standard Exceptions Report

Schedule 2 - Maxwell Grading Report

Schedule 3 - Maxwell Valuation Report

Schedule 4 - Maxwell Data Compare Report

Schedule 5 – Maxwell Supplemental Data Report

99.6	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 - Selene Rating Agency Grades Summary Report

Schedule 2 - Selene Standard Findings Report

Schedule 3 - Selene Valuation Report

Schedule 4 - Selene Supplemental Data Extract Report

Schedule 5 - Selene Data Compare Report

99.7	The StoneHill Group, Inc. (“Stonehill”) Narrative

Schedule 1 - Stonehill ATR QM Report

Schedule 2 - Stonehill Data Compare Report

Schedule 3 - Stonehill Rating Agency Grades Detail Report

Schedule 4 - Stonehill Rating Agency Grades Summary Report

Schedule 5 - Stonehill Supplemental Data Extract Report

Schedule 6 - Stonehill Valuation Report